Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of significant influence is valued by the equity method (Detail) - Play Digital SA - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Equity Investment	13.61%
Investments in associates	$ 666,769	$ 329,876